Income Taxes	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income Taxes

NOTE 17. Income Taxes

The Company is incorporated in the Cayman Islands, where no income tax is imposed. Accordingly, the Company is not subject to income tax in the Cayman Islands. The Company’s taxable income primarily arises from its operations in Taiwan (R.O.C.), where the statutory income tax is 20%. The Company’s foreign subsidiaries calculate income taxes in accordance with the respective tax laws and regulations of the jurisdictions in which they operate.

(a)
Income tax expense (benefit) recognized in profit or loss

Income tax expense (benefit) consisted of the following:

	2025	2024	2023
Loss before income tax	$(31,851,635)	(10,274,896)	(6,787,967)
Income tax calculated based on local statutory rate	$(4,626,391)	(1,653,392)	(1,175,582)
Change in unrecognized temporary differences	(187,397)	200,152	(15,176)
Current-year losses for which no deferred tax assets were recognized	1,836,336	1,367,559	1,168,802
Non-deductible expenses	3,011,887	92,448	15,227
Other	(27,476)	(9,383)	—
Income tax expense (benefit)	$6,959	(2,616)	(6,729)

(b)
Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items.

	December 31, 2025	December 31, 2024
Tax effect of deductible temporary differences	$153,855	326,000
Unused tax loss carryforward	10,670,973	8,045,683
Total	$10,824,828	8,371,683

The Income Tax Act of Taiwan (R.O.C.) and Japan allow net losses, as determined by the respective tax authorities, to offset taxable income for up to ten years for local tax reporting purposes. In contrast, tax losses in Hong Kong can be carried forward indefinitely. In the United States, federal tax losses can be carried forward indefinitely, while state tax losses will expire within a range of 10 to 20 years.

Deferred tax assets have not been recognized for these items, as it is not probable that future taxable profits will be available against which the deductible temporary differences can be utilized. As of December 31, 2025, the expiration periods for the aforementioned unused loss carryforwards for statutory tax purposes were as follows:

Jurisdiction	Unused tax loss	Expiration Year
Taiwan	$42,268,842	2026~2035
Japan	1,177,160	2026~2035
Hong Kong	411,560	Indefinite Period
United States	4,806,453	2036~Indefinite Period

As of December 31, 2025, the Company’s profitability trend had not yet stabilized. Accordingly, the remaining $10,670,973of tax loss carryforwards were not recognized as deferred tax assets, as it is not probable that sufficient taxable profits will be available to utilize such losses.

(c)
Assessments by the tax authorities

The Company’s primary taxing jurisdiction is Taiwan. The income tax returns of the Taiwan subsidiaries have been examined by the Taiwan (R.O.C.) tax authorities through 2023 or 2024, depending on the respective entity. Income tax returns of Taiwanese entities are routinely examined by the tax authorities, and it is possible that future examinations could result in adjustments to the Company’s tax positions. However, management is currently unable to estimate the range of any potential adjustments as of December 31, 2025.

(d)
Global minimum top-up tax

The Company is subject to the global minimum top-up tax under Pillar Two tax legislation. The Company operates in Japan, Malaysia, Hong Kong, Thailand, Singapore and Poland, which has enacted new legislation to implement the global minimum top-up tax. For the year ended December 31, 2025, no current tax expense related to the top-up tax was recognized.